UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prospector Partners, LLC

Address:  370 Church Street
          Guilford, CT 06437


13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John D. Gillespie
Title:  Managing Member
Phone:  (203) 458-1500


Signature, Place and Date of Signing:

/s/ John D. Gillespie              Guilford, CT             February 11, 2005
-----------------------     --------------------------    ----------------------
    [Signature]                    [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number             Name


     None                        None
    --------------------------------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       100

Form 13F Information Table Value Total: $512,265
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2    COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE                   VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETN     MGRS  SOLE       SHARED   NONE
--------------                  --------    -----      --------  -------   --- ----  --------     ----  ----       ------   ----
AETNA INC NEW                    COM        00817Y108    7,697      61,700 SH        SOLE                  61,700  0        0
ALLEGHENY ENERGY INC             COM        017361106    5,463     277,200 SH        SOLE                 277,200  0        0
ALLMERICA FINL CORP              COM        019754100    4,882     148,700 SH        SOLE                 148,700  0        0
AMERADA HESS CORP COM            COM        023551104    4,556      55,300 SH        SOLE                  55,300  0        0
AMERICAN PHYSICIANS SVC GROUP    COM        028882108      378      36,400 SH        SOLE                  36,400  0        0
ANHEUSER BUSCH COS INC           COM        035229103    5,494     108,300 SH        SOLE                 108,300  0        0
AQUILA INC                       COM        03840P102    2,922     791,900 SH        SOLE                 791,900  0        0
ASPEN INSURANCE HLDGS LTD        COM        G05384105      645      26,300 SH        SOLE                  26,300  0        0
ASSURANT INC                     COM        04621X108    5,352     175,200 SH        SOLE                 175,200  0        0
ASSURED GUARANTY LTD             COM        G0585R106      330      16,800 SH        SOLE                  16,800  0        0
AUTOMATIC DATA PROCESSING INC    COM        053015103    9,153     206,400 SH        SOLE                 206,400  0        0
AXIS CAPITAL HOLDINGS            COM        G0692U109    6,966     254,600 SH        SOLE                 254,600  0        0
BANK OF HAWAII CORP              COM        062540109    3,894      76,750 SH        SOLE                  76,750  0        0
BANTA CORP COM                   COM        066821109    2,860      63,900 SH        SOLE                  63,900  0        0
BERKSHIRE HATHAWAY INC DEL       CL A       084670108   37,974         432 SH        SOLE                     432  0        0
BERKSHIRE HATHAWAY INC DEL       CL B       084670207   17,365       5,915 SH        SOLE                   5,915  0        0
BERKSHIRE HILL COM               COM        084680107    1,898      51,100 SH        SOLE                  51,100  0        0
BIG 5 SPORTING GOODS CORP        COM        08915P101    1,713      58,764 SH        SOLE                  58,764  0        0
BISYS GROUP INC                  COM        055472104      166      10,120 SH        SOLE                  10,120  0        0
BOSTONFED BANCORP INC            COM        101178101      294       6,500 SH        SOLE                   6,500  0        0
BRISTOL WEST HLDGS INC           COM        11037M105    1,554      77,700 SH        SOLE                  77,700  0        0
BUCA INC                         COM        117769109      101      14,500 SH        SOLE                  14,500  0        0
CARVER BANCORP INC               COM        146875109      274      13,700 SH        SOLE                  13,700  0        0
CENTRAL PAC FINL CORP            COM        154760102   12,732     352,000 SH        SOLE                 352,000  0        0
CHECKERS DRIVE-IN RESTAURANTS    COM NEW    162809305      509      37,912 SH        SOLE                  37,912  0        0
CHURCH & DWIGHT INC              COM        171340102    2,920      86,850 SH        SOLE                  86,850  0        0
CIBER INC COM                    COM        17163B102      328      34,100 SH        SOLE                  34,100  0        0
CINCINNATI FINL CORP             COM        172062101    5,028     113,612 SH        SOLE                 113,612  0        0
CITIGROUP INC                    COM        172967101    2,891      60,000 SH        SOLE                  60,000  0        0
CLOROX CO DEL                    COM        189054109    4,844      82,200 SH        SOLE                  82,200  0        0
CMS ENERGY CORP                  COM        125896100    6,735     644,500 SH        SOLE                 644,500  0        0
COMPASS MINERALS INC             COM        20451N101    1,017      42,000 SH        SOLE                  42,000  0        0
COUNTRYWIDE FINANCIAL CORP       NOTE 2/0   222372AG9    1,715   1,000,000 SH        SOLE               1,000,000  0        0
COUNTRYWIDE FINANCIAL CORP       NOTE 2/0   222372AE4    3,430   2,000,000 SH        SOLE               2,000,000  0        0
COVENTRY HLTH CARE INC           COM        222862104    6,343     119,500 SH        SOLE                 119,500  0        0
DARDEN RESTAURANTS INC           COM        237194105      388      14,000 SH        SOLE                  14,000  0        0
EATON VANCE CORP                 COM        278265103    3,713      71,200 SH        SOLE                  71,200  0        0
EL PASO ELEC CO                  COM        283677854    9,110     481,000 SH        SOLE                 481,000  0        0
EQUITY OFFICE PROPERTIES TRUST   COM        294741103    1,570      53,900 SH        SOLE                  53,900  0        0
EVEREST RE GROUP LTD             COM        G3223R108   11,732     131,000 SH        SOLE                 131,000  0        0
FAIRMONT HOTELS RESORTS INC      COM        305204109    5,577     161,000 SH        SOLE                 161,000  0        0
FEDERATED INVS INC PA            CL B       314211103    6,630     218,100 SH        SOLE                 218,100  0        0
FIRST DATA CORP                  COM        319963104   13,691     321,820 SH        SOLE                 321,820  0        0
FIRST DEFIANCE FINL CORP         COM        32006W106      623      21,600 SH        SOLE                  21,600  0        0
FIRST ENERGY CORP                COM        337932107    4,429     112,100 SH        SOLE                 112,100  0        0
FIRST HEALTH GROUP CORP          COM        320960107    5,235     279,800 SH        SOLE                 279,800  0        0
FIRST INVS FINL SVCS GROUP I     COM        32058A101      900     200,000 SH        SOLE                 200,000  0        0
FIRST ST FINL CORP FLA           COM        33708M206      205      15,800 SH        SOLE                  15,800  0        0
GALLAGHER ARTHUR J & CO          COM        363576109    2,987      91,900 SH        SOLE                  91,900  0        0
GENWORTH FINL INC                COM        37247D106    1,857      68,800 SH        SOLE                  68,800  0        0
GOLDMAN SACHS GROUP INC          COM        38141G104    3,423      32,900 SH        SOLE                  32,900  0        0
HIBERNIA CORP                    CL A       428656102    9,891     335,200 SH        SOLE                 335,200  0        0
INTERACTIVE DATA CORP            COM        45840J107    1,048      48,200 SH        SOLE                  48,200  0        0
INTL SPEEDWAY CORP               CL A       460335201    1,389      26,300 SH        SOLE                  26,300  0        0
JPMORGAN CHASE & CO COM          COM        46625H100    3,006      77,048 SH        SOLE                  77,048  0        0
KNBT BANCORP INC                 COM        482921103      260      15,400 SH        SOLE                  15,400  0        0
LAFARGE NORTH AMERICA INC        COM        505862102   12,651     246,520 SH        SOLE                 246,520  0        0
LEHMAN BROTHERS HLDGS INC        COM        524908100    7,961      91,000 SH        SOLE                  91,000  0        0
LEUCADIA NATL CORP               COM        527288104   18,450     265,537 SH        SOLE                 265,537  0        0
MARATHON OIL CORP                COM        565849106    6,059     161,100 SH        SOLE                 161,100  0        0
MAX RE CAPITAL LTD HAMILTON      COM        G6052F103    1,467      68,800 SH        SOLE                  68,800  0        0
MERRILL LYNCH & CO INC           COM        590188108    2,917      48,800 SH        SOLE                  48,800  0        0
MONTPELIER RE HOLDINGS, LTD      COM        G62185106   37,468     974,460 SH        SOLE                 974,460  0        0
MORGAN STANLEY ASIA PAC FDI      COM        61744U106    1,964     153,355 SH        SOLE                 153,355  0        0
NATIONWIDE FINL SVCS INC         CL A       638612101    7,214     188,700 SH        SOLE                 188,700  0        0
NRG ENERGY INC                   COM        629377508   10,407     288,700 SH        SOLE                 288,700  0        0
OHIO CAS CORP COM                COM        677240103   13,879     597,970 SH        SOLE                 597,970  0        0
PEOPLE'S BK BRIDGEPORT CONN      COM        710198102    2,333      60,000 SH        SOLE                  60,000  0        0
PEPSICO INC COM STK              COM        713448108    4,864      93,200 SH        SOLE                  93,200  0        0
PLACER SIERRA BANCSHARES         COM        726079106      384      13,500 SH        SOLE                  13,500  0        0
POST PPTYS INC                   COM        737464107    4,509     129,200 SH        SOLE                 129,200  0        0
PROGRESSIVE CORP OHIO            COM        743315103    2,805      33,075 SH        SOLE                  33,075  0        0
PRUDENTIAL FINANCIAL INC         COM        744320102   10,607     193,000 SH        SOLE                 193,000  0        0
PULTE HOMES INC                  COM        745867101    2,061      32,308 SH        SOLE                  32,308  0        0
PXRE GROUP LTD                   COM        G73018106      252      10,000 SH        SOLE                  10,000  0        0
RAYMOND JAMES FINL INC           COM        754730109      672      21,700 SH        SOLE                  21,700  0        0
RYLAND GROUP INC                 COM        783764103    4,511      78,400 SH        SOLE                  78,400  0        0
SCHERING PLOUGH CORP             COM        806605101    1,186      56,800 SH        SOLE                  56,800  0        0
SEMCO ENERGY INC                 COM        78412D109      182      34,000 SH        SOLE                  34,000  0        0
SI INTL INC                      COM        78427V102      229       7,447 SH        SOLE                   7,447  0        0
SIERRA PAC RES NEW               COM        826428104   12,716   1,211,000 SH        SOLE               1,211,000  0        0
SIGNATURE BK NEW YORK NY         COM        82669G104    1,365      42,176 SH        SOLE                  42,176  0        0
SNB BANCSHARES INC TEX           COM        78460M209      361      24,499 SH        SOLE                  24,499  0        0
SOUND FED BANCORP INC            COM        83607V104      184      11,300 SH        SOLE                  11,300  0        0
STATE BANCORP INC NY COM         COM        855716106      233       8,495 SH        SOLE                   8,495  0        0
SYMS CORP                        COM        871551107      332      27,300 SH        SOLE                  27,300  0        0
SYNERGY FINANCIAL GROUP INC      COM        87162V102      665      49,500 SH        SOLE                  49,500  0        0
TIB FINANCIAL CORP               COM        872449103      368      14,500 SH        SOLE                  14,500  0        0
TIMBERLAND BANCORP INC           COM        887098101      953      41,700 SH        SOLE                  41,700  0        0
UNIONBANCAL CORP                 COM        908906100   11,059     171,500 SH        SOLE                 171,500  0        0
UNISOURCE ENERGY CORP            COM        909205106    8,753     363,000 SH        SOLE                 363,000  0        0
UNIVERSAL AMERN FINL CORP        COM        913377107    1,238      80,057 SH        SOLE                  80,057  0        0
UNOCAL CORP COM                  COM        915289102    1,609      37,200 SH        SOLE                  37,200  0        0
WACHOVIA CORP 2ND NEW            COM        929903102   13,181     250,600 SH        SOLE                 250,600  0        0
WASHINGTON POST CO               CL B       939640108    1,279       1,300 SH        SOLE                   1,300  0        0
WESCO FINANCIAL CORP             COM        950817106      897       2,286 SH        SOLE                   2,286  0        0
WHITE MTNS INS GROUP LTD         COM        G9618E107   40,052      62,000 SH        SOLE                  62,000  0        0
WILLIS GROUP HDLS LTD SHARES     SHS        G96655108    2,944      71,500 SH        SOLE                  71,500  0        0
WSFS FINL CORP                   COM        929328102      468       7,800 SH        SOLE                   7,800  0        0
ZENITH NATL INS CORP             COM        989390109      489       9,810 SH        SOLE                   9,810  0        0
                                                       512,265


02081.0001 #547676